Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Line Items]
Inventories	₩ 9,636,183	₩ 11,230,759
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	1,285,552	1,655,228
Merchandise	751,245	1,058,874
Semi-finished goods	1,626,855	2,097,289
Raw materials	1,980,518	2,656,341
Fuel and materials	876,593	1,026,133
Construction inventories	1,521,206	1,045,088
Materials-in-transit	1,664,770	1,824,044
Others	61,086	83,905
Inventories	9,767,825	11,446,902
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Inventories	₩ (131,642)	₩ (216,143)